Income Taxes (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income	(13.10%)	(11.30%)	(7.70%)
Effective Income Tax Reconciliation, Nondeductible Expense, Merger Expenses	2.70%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Percent	0.30%	0.30%	0.40%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Percent	2.80%	1.80%	1.50%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance	(2.80%)	(1.80%)	(1.50%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Percent	2.80%	1.80%	1.50%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.20%)	0.40%	0.20%
Effective Income Tax Rate, Continuing Operations, Total	21.90%	21.60%	25.40%